RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.
RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2022, 2023 and 2024:

Name of related parties	Relationship with The Group
Shanghai Jiayin Finance Services Co., Ltd. (“Shanghai Jiayin”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Shanghai Jiayin Zhuoyue Corporate Management Co., Ltd. (“Jiayin Zhuoyue”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
GAYANG (Hongkong) Co., Ltd. (“GAYANG”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
New Dream Capital Holdings Limited (“New Dream Capital”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Dream Glory L.P.	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Sunshinewoods Holdings Limited (“Sunshinewoods”)	A principal shareholder
Jiayin Technology Service (Shanghai) Co.,Ltd (“Jiayin Technology”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Aguila Information, S.A.P.I. de C.V. (“Aguila Information”)	Subsidiary of Company’s equity investee
Keen Best Investments Ltd. (“Keen Best”)	Affiliate enterprise

Subsidiary shareholder	The minority shareholder of the subsidiaries of the Group

14.
RELATED PARTY TRANSACTIONS - continued

The Group entered into the following significant transactions with its related parties:

Nature of transactions	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Services provided by related parties:
Jiayin Zhuoyue (1)	122,946	115,538	74,549
Shanghai Jiayin (2)	12,474	2,536	—
Total	135,420	118,074	74,549
Services provided to related parties:
Aguila Information (3)	6,567	—	—
Jiayin Technology Service (8)	—	—	31,034
Total	6,567	—	31,034

Nature of transactions	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loans to related parties:
Shanghai Jiayin (4)	35,000	—	120,000
GAYANG (5)	17,243	—	—
Aguila Information (6)	4,173	—	—
Keen Best (7)	—	13,904	—
Subsidiary shareholder	—	2	3
Total	56,416	13,906	120,003
Loans from related parties:
Sunshinewoods (9)	—	—	27,335
Total	—	—	27,335

14.
RELATED PARTY TRANSACTIONS - continued
(1)
Jiayin Zhuoyue refers investors to the Group and charged referral service fees.
(2)
Shanghai Jiayin rented office space to the Group and charged other related service fee, which is calculated dependent on its usage of the underlying office space from April 2022 with lease period of 12 months.
(3)
The Group provides business and operational support services to Aguila Information and charged corresponding service fees. On January 5, 2021. Aguila Information was deconsolidated by the Group and deemed as our related party (see Note 6).
(4)
The amount in 2022 represents loans that were non-interest bearing, unsecured, and due on demand, and were fully collected as of December 31, 2022. The amount in 2024 represents loans to Shanghai Jiayin in November 2024 that were non-interest bearing, unsecured, and due in 1 year, and were fully collected as of December 31, 2024.
(5)
The amount represents loans to GAYANG in 2021 and 2022. In 2021, the loans comprise non-interest bearing loan of RMB20,664 and interest bearing loan with principal of RMB10,642 and fixed annual interest rate of 8%. In 2021, RMB11,471 of non-interest bearing loan has been collected and RMB171 interest has been accrued. In 2022, the amount represents interest bearing loan with principal of RMB17,243 and fixed interest rate of 8% after a three-months free of interest duration. In 2022, RMB9,193 of non-interest bearing loan and RMB1,408 of interest bearing loan has been collected and RMB638 interest has been accrued. In 2023, RMB17,302 of non-interest bearing loan has been collected.
(6)
The amount represents non-interest bearing loans to Aguila Information in 2022, which were fully collected as of December 31, 2022.
(7)
The amount represents non-interest bearing loans to Keen Best in May 2023, which have been fully collected as of December 31, 2023.
(8)
The Company provides loan facilitation services to Jiayin Technology, who funded loans through a trust as the sole beneficiary.
(9)
The amount represents loans that were unsecured and due in 1 year, with principal of RMB27,335 and fixed annual interest rate of 8%.
14.
RELATED PARTY TRANSACTIONS - continued

The following table present amounts due from and due to related parties as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from related parties
Jiayin Technology (1)	—	4,411
Shanghai Jiayin (2)	500	—
Subsidiary shareholder (2)	9	—
Total	509	4,411
Amounts due to related parties
Jiayin Zhuoyue (3)	11,325	27,002
Dream Glory L.P. (4)	—	23,887
Sunshinewoods (5)	—	22,152
New Dream Capital(4)	—	16,906
Total	11,325	89,947

(1)
The amount represented uncollected service fees for services provided to related parties.
(2)
The amounts represented outstanding loans receivable from related parties.
(3)
The amount represented unsettled service fees for services provided by related parties.
(4)
The amounts represented unpaid dividends distributed to shareholders.
(5)
The amount represented loans payable to related parties.